Statements of Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Revenues	$ 2,867	$ 3,245	$ 16,075		$ 9,112		$ 5,857
Revenues from contracts with customers	2,867	3,245	16,074		9,113		5,857
Operating costs and expenses
Cost of sales (excluding items shown separately below)	313	2,561	11,885		5,289		2,504
Cost of sales—affiliate	33	18	262		128		110
Cost of sales—related party			0		17		0
Operating and maintenance expense	176	148	652		548		547
Operating and maintenance expense—affiliate	124	117	482		457		466
Operating and maintenance expense—related party	16	12	72		46		13
General and administrative expense	1	1	0		4		9
General and administrative expense—affiliate	16	17	66		61		71
Depreciation and amortization expense	138	130	539		468		465
Other			0		6		1
Total operating costs and expenses	817	3,004	13,958		7,024		4,186
Income from operations	2,050	241	2,117		2,088		1,671
Other income (expense)
Interest expense, net of capitalized interest	(161)	(156)	(667)		(622)		(685)
Loss on modification or extinguishment of debt			(2)		(5)		(43)
Other income, net	4	0	7		0		0
Total other expense	(157)	(156)	(662)		(627)		(728)
Net income	1,893	85	1,455		1,461		943
LNG [Member]
Revenues
Revenues	2,106	2,488	11,507		7,639		5,195
Revenues from contracts with customers	2,106	2,488	11,506	[1]	7,640	[1]	5,195	[1]
LNG—affiliate
Revenues
Revenues from contracts with customers	$ 761	$ 757	4,568		1,472		662
LNG—related party [Member]
Revenues
Revenues from contracts with customers			$ 0		$ 1		$ 0

[1]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. During the year ended December 31, 2020, we recognized $553 million in LNG revenues associated with LNG cargoes for which customers notified us that they would not take delivery. We did not have revenues associated with LNG cargoes for which customers notified us that they would not take delivery during the years ended December 31, 2022 and 2021. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.